Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						€ 62.5
Deferred Tax Liabilities, Tax Deferred Income						(0.1)		€ (13.2)	[1],[2]	€ (17.9)	[1]
Deferred Tax Assets, Goodwill and Intangible Assets						48.7		0.0	[1],[2]	0.0	[1],[2]
Deferred Tax Assets, Gross						435.2		215.8	[1],[2]	313.5	[1]
Deferred Tax Assets, Net of Valuation Allowance						356.0		166.3	[1],[2]	271.1	[1]
Change in Deferred Tax Assets [Roll Forward]
Capitalized R&D expenditures beginning balance	[1]	€ 3.2	[2]	€ 9.5
R&D credits beginning balance	[1]	44.1	[2]	35.8
Inventories beginning balance	[1]	46.5	[2]	80.6
Deferred revenue beginning balance	[1]	21.0	[2]	47.4
Accrued and other liabilities beginning balance	[1]	42.7	[2]	59.3
Installation and warranty reserve beginning balance	[1]	11.1	[2]	15.7
Tax effect carry-forward losses beginning balance	[1]	5.7	[2]	8.5
Property, plant and equipment beginning balance	[1]	9.2	[2]	11.0
Restructuring and impairment beginning balance	[1]	0.0	[2]	0.7
Alternative minimum tax credits beginning balance	[1]	4.5	[2]	5.1
Share-based payments beginning balance	[1]	7.7	[2]	13.9
Other temporary differences beginning balance	[1]	20.1	[2]	26.0
Changes in deferred tax assets in Consolidated Statements of Operations		291.9		78.5	[1]
Changes in deferred tax assets in foreign exchange		(0.9)		4.3
Capitalized R&D expenditures ending balance		1.7		3.2	[1],[2]
R&D credits ending balance		70.5		44.1	[1],[2]
Inventories ending balance		52.9		46.5	[1],[2]
Deferred revenue ending balance		150.3		21.0	[1],[2]
Accrued and other liabilities ending balance		40.5		42.7	[1],[2]
Installation and warranty reserve ending balance		13.3		11.1	[1],[2]
Tax effect carry-forward losses ending balance		8.5		5.7	[1],[2]
Property, plant and equipment ending balance		19.4		9.2	[1],[2]
Restructuring and impairment ending balance		0.0		0.0	[1],[2]
Alternative minimum tax credits ending balance		0.0		4.5	[1],[2]
Share-based payments ending balance		7.7		7.7	[1],[2]
Other temporary differences ending balance	[1],[2]	21.7		20.1
Intangible fixed assets beginning balance	[1]	(265.1)	[2]	(432.4)
Property, plant and equipment beginning balance	[1]	(37.9)	[2]	(44.7)
Borrowing costs beginning balance	[1]	(1.7)	[2]	(1.8)
Other temporary differences beginning balance	[1]	(9.0)	[2]	(17.7)
Total deferred tax liabilities beginning balance	[1]	(326.9)	[2]	(514.5)
Deferred Tax Assets (Liabilities), Net						193.8		(160.6)	[1],[2]	(243.4)	[1]
Intangible fixed assets ending balance		(119.8)		(265.1)	[1],[2]
Property, plant and equipment ending balance		(25.7)		(37.9)	[1],[2]
Borrowing costs ending balance		(1.5)		(1.7)	[1],[2]
Other temporary differences ending balance		(15.1)		(9.0)	[1],[2]
Total deferred tax liabilities ending balance		(326.9)	[1],[2]	(514.5)	[1]	(162.2)		(326.9)	[1],[2]	(514.5)	[1]
Deferred tax assets - current	[1]							0.0		0.0
Deferred tax assets - non-current						236.3	[3]	31.7	[1],[2],[4]	34.9	[1]
Deferred tax liabilities - non-current						(42.5)		(192.3)	[1],[2]	(278.3)	[1]
Valuation allowances recognized in relation to deferred tax assets						(79.2)	[2],[5]	€ (49.5)	[1],[2],[5],[6]	€ (42.4)	[1],[6]
Capitalized R&D Expenditures [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(1.6)		(5.1)	[1]
Changes in deferred tax assets in foreign exchange		0.1		(1.2)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
R&D Credits [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		25.2		12.6	[1]
Changes in deferred tax assets in foreign exchange		1.2		(4.3)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Inventories [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		4.6		(24.0)	[1]
Changes in deferred tax assets in foreign exchange		1.8		(10.1)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Deferred Revenue [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		128.7		(20.6)	[1]
Changes in deferred tax assets in foreign exchange		0.6		(5.8)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Accrued and Other Liabilities [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(4.4)		(9.5)	[1]
Changes in deferred tax assets in foreign exchange		2.2		(7.1)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Installation and Warranty Reserve [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		1.6		(2.7)	[1]
Changes in deferred tax assets in foreign exchange		0.6		(1.9)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Tax Effect Carry-Forward Losses [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		2.8		(3.1)	[1]
Changes in deferred tax assets in foreign exchange		0.0		0.3
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Property, Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						8.2
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		1.8		(1.3)	[1]
Changes in deferred tax assets in foreign exchange		0.2		(0.5)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Other Intangible assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						51.7
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(3.0)		0.0	[1]
Changes in deferred tax assets in foreign exchange		0.0		0.0
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Restructuring and Impairment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		0.0		(0.6)	[1]
Changes in deferred tax assets in foreign exchange		0.0		(0.1)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Alternative Minimum Tax Credits [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(4.5)		0.0	[1]
Changes in deferred tax assets in foreign exchange		0.0		(0.6)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Share-Based Payments [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(0.3)		(4.5)	[1]
Changes in deferred tax assets in foreign exchange		0.3		(1.7)
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.0
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						€ 2.6
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(2.3)		(8.9)	[1]
Changes in deferred tax assets in foreign exchange		0.4		3.0
Increase in Deferred Tax Assets Recognized in Shareholders Equity		0.9
Deferred Tax Assets, Gross [Domain]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		148.6		(67.7)
Changes in deferred tax assets in foreign exchange		7.4		(30.0)
Deferred Tax Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Increase In Deferred Tax Assets In Income Statement, after Valuation Allowance		120.1		(79.6)
Increase In Deferred Assets In Foreign Exchange, after Valuation Allowance		6.2		(25.2)
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations		(28.5)		(11.9)
Changes in deferred tax assets in foreign exchange		(1.2)		4.8
Intangible Fixed Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		149.7		140.9	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		4.4		26.4
Property Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		13.3		1.4	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		1.1		5.4
Borrowing Costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		0.2		0.1	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		0.0		0.0
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		(4.5)		11.0	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		(1.6)		2.3
Deferred Tax Liability deferred revenue [Domain]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		13.1		4.7	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		0.0		0.0
Deferred Tax Liability [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement		171.8		158.1	[1]
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange		€ 7.1		€ 29.5

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	2.As per January 1, 2018, ASML has adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', adjusted to retained earnings as of January 1, 2018. See Note 1 General information / summary of significant accounting policies.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.
[6]	2.The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.